Segmental Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue from sale of gold	$ 1,789	$ 1,922	$ 3,805
By-products revenue	37	80	138
Gross profit (loss)	337	410	772
Cost of sales	1,496	1,602	3,173
Amortisation	296	297	630
Capital expenditure	293	293	652
Total assets	6,907	6,604	6,643
South Africa
Disclosure of operating segments [line items]
Total assets	1,102	1,152	1,106
Continental Africa
Disclosure of operating segments [line items]
Total assets	3,283	3,109	3,135
Australia
Disclosure of operating segments [line items]
Total assets	956	876	888
Americas
Disclosure of operating segments [line items]
Total assets	1,309	1,229	1,286
Corporate and other
Disclosure of operating segments [line items]
Total assets	257	238	228
Consolidated and Separate
Disclosure of operating segments [line items]
Revenue from sale of gold	2,085	2,208	4,386
By-products revenue	38	81	139
Gross profit (loss)	414	447	874
Cost of sales	1,716	1,852	3,653
Amortisation	369	379	795
Capital expenditure	318	335	721
Consolidated and Separate | Corporate and other
Disclosure of operating segments [line items]
Gross profit (loss)	3	15	3
Consolidated and Separate | South Africa
Disclosure of operating segments [line items]
Revenue from sale of gold	244	332	602
By-products revenue	1	6	6
Amortisation	29	42	72
Consolidated and Separate | South Africa | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	29	41	73
Consolidated and Separate | South Africa | Operating segments
Disclosure of operating segments [line items]
Gross profit (loss)	15	(10)	21
Cost of sales	231	352	590
Consolidated and Separate | Continental Africa
Disclosure of operating segments [line items]
Revenue from sale of gold	971	972	1,983
By-products revenue	1	2	3
Amortisation	172	183	379
Consolidated and Separate | Continental Africa | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	150	139	313
Consolidated and Separate | Continental Africa | Operating segments
Disclosure of operating segments [line items]
Gross profit (loss)	189	185	380
Cost of sales	783	788	1,607
Consolidated and Separate | Australia
Disclosure of operating segments [line items]
Revenue from sale of gold	415	390	780
By-products revenue	1	1	2
Amortisation	86	63	149
Consolidated and Separate | Australia | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	58	79	156
Consolidated and Separate | Australia | Operating segments
Disclosure of operating segments [line items]
Gross profit (loss)	97	100	160
Cost of sales	319	290	622
Consolidated and Separate | Americas
Disclosure of operating segments [line items]
Revenue from sale of gold	455	514	1,021
By-products revenue	35	72	128
Amortisation	80	89	192
Consolidated and Separate | Americas | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	80	75	176
Consolidated and Separate | Americas | Operating segments
Disclosure of operating segments [line items]
Gross profit (loss)	110	157	310
Cost of sales	385	430	838
Consolidated and Separate | Corporate and other
Disclosure of operating segments [line items]
Amortisation	2	2	3
Consolidated and Separate | Corporate and other | Continuing operations
Disclosure of operating segments [line items]
Capital expenditure	1	1	3
Consolidated and Separate | Corporate and other | Operating segments
Disclosure of operating segments [line items]
Cost of sales	(2)	(8)	(4)
Equity-accounted investments
Disclosure of operating segments [line items]
Revenue from sale of gold	(296)	(286)	(581)
By-products revenue	(1)	(1)	(1)
Gross profit (loss)	(77)	(37)	(102)
Cost of sales	(220)	(250)	(480)
Amortisation	(73)	(82)	(165)
Capital expenditure	$ (25)	$ (42)	$ (69)